Employee Benefit Plans - Schedule of Impact on Defined Benefit Obligation from One Percent Increase or Decrease Change in Assumptions (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Canadian [Member]
Schedule of Impact on Defined Benefit Obligation from One Percent Increase or Decrease Change in Assumptions [Line Items]
1% increase, Discount rate	$ (33,380)		$ (34,758)
1% decrease, Discount rate	39,801		42,597
1% increase, Future salary growth	(4,560)		(3,988)
1% decrease Future salary growth	4,266		4,466
1% increase, Discount rate	(2,493)		(2,714)
1% decrease, Discount rate	3,059		3,360
Medical and dental trend rates	2,193		2,074
Medical and dental trend rates	$ (1,853)		$ (1,755)
US [Member]
Schedule of Impact on Defined Benefit Obligation from One Percent Increase or Decrease Change in Assumptions [Line Items]
1% increase, Discount rate		$ (5,083)		$ (5,288)
1% decrease, Discount rate		5,988		6,238
1% increase, Future salary growth
1% decrease Future salary growth
1% increase, Discount rate		(26)		(227)
1% decrease, Discount rate		29		256
Medical and dental trend rates
Medical and dental trend rates